Note 6 - Debt (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 23, 2024	May 23, 2023	Jan. 20, 2023	Sep. 28, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						Secured Overnight Financing Rate (SOFR) [Member]
Payments to Acquire Property, Plant, and Equipment					$ 37,225,000	$ 36,637,000	$ 70,628,000
Total finance obligation					369,878,000	604,786,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval					50,000
Dividends, Preferred Stock, Cash					23,181	23,000	23,000
Pledged Assets Not Separately Reported, Fixed Assets					804,000,000
Long-Term Line of Credit					1,000,000	237,225,000
Term Loan A-1 [Member]
Debt Instrument, Periodic Payment, Principal			$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage			3.3012%
Debt Instrument, Face Amount			$ 100,000,000
Debt Instrument, Maturity Date			Jun. 01, 2025
Total finance obligation					80,995,000	84,963,000
Term Loan A-2 [Member]
Debt Instrument, Periodic Payment, Principal			$ 1,500,000
Debt Instrument, Maturity Date			Jan. 20, 2028
Total finance obligation		$ 173,500,000	$ 175,000,000		$ 267,827,000	282,598,000
Second Amended and Restated Loan and Guaranty Agreement Amendment One with Farm Credit East, ACA [Member]
Debt Instrument, Face Amount		125,000,000
Amended Term Loan A-2 [Member]
Debt Instrument, Periodic Payment, Principal		3,750,000
Debt Instrument, Interest Rate, Stated Percentage					6.57%
Total finance obligation		$ 298,500,000
Debt Instrument, Unamortized Discount					$ 1,100,000
Term Loan [Member]
Proceeds from Patronage Distributions					4,200,000	3,700,000	$ 900,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					450,000,000
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period					400,000,000
Line of Credit Facility, Remaining Borrowing Capacity					$ 442,000,000
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 1,600,000
Repayments of Lines of Credit	$ 70,000,000
Debt Instrument, Covenant, Maximum Percentage of Commitments for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio					10.00%
Debt Instrument, Covenant, Maximum Amount for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio					$ 30,000,000
Debt Agreements, Financial Covenants, Minimum EBITDA					75,000,000
Long-Term Line of Credit					1,000,000	$ 237,225,000
Standby Letters of Credit [Member]
Long-Term Line of Credit					7,000,000
Unsecured Note Payable [Member]
Debt Instrument, Basis Spread on Variable Rate						1.80%
Can Manufacturing Finance Obligation [Member]
Payments to Acquire Property, Plant, and Equipment				$ 21,300,000
Debt Instrument, Periodic Payment, Principal					$ 300,000
Debt Instrument, Interest Rate, Stated Percentage					5.56%